PRIVATE PLACEMENT OF CONVERTIBLE NOTES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Total		$ 3,730,880
Less: current portion		(3,730,880)
Long-term debt- net
Secured Convertible Note Payable dated June 4, 2010
Debt Instrument [Line Items]
Total		223,668
Convertible notes payable, Unamortized Discount	1,332	1,332
Secured Convertible Notes Payable dated July 15, 2010
Debt Instrument [Line Items]
Total		423,909
Convertible notes payable, Unamortized Discount	26,091	26,091
Secured Convertible Notes Payable dated November 19, 2010
Debt Instrument [Line Items]
Total		339,521
Convertible notes payable, Unamortized Discount	10,479	10,479
Secured Convertible Note Payable dated November 30, 2010
Debt Instrument [Line Items]
Total		704,864
Convertible notes payable, Unamortized Discount	45,136	45,136
Secured Convertible Note Payable dated January 7, 2011
Debt Instrument [Line Items]
Total		684,841
Convertible notes payable, Unamortized Discount	65,159	65,159
Secured Convertible Notes Payable, dated July 15, 2010, modified January 7, 2011
Debt Instrument [Line Items]
Total		1,104,077
Convertible notes payable, Unamortized Discount	392,923	392,923
Secured Convertible Note Payable, dated July 11, 2011
Debt Instrument [Line Items]
Total		$ 250,000